RISK MANAGEMENT - Changes in gross carrying amount (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ 280,746,878
Financial assets at end of period	304,853,883	$ 280,746,878
Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	22,171,973
Financial assets at end of period	24,138,538	22,171,973
Financial assets at amortised cost, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	236,970,165
Financial assets at end of period	251,981,889	236,970,165
Financial assets at amortised cost, category [member] | Loan portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	176,168,055
Financial assets at end of period	190,129,486	176,168,055
Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	186,203,770	188,313,361	$ 231,573,437
New financial assets originated or purchased	123,076,798	122,753,246	142,677,855
Financial assets that have been paid	(108,994,731)	(114,598,525)	(114,550,381)
Net remeasurement of amortized cost and other receivables	1,008,907	1,790,448	1,547,562
Write-offs	(5,486,764)	(4,176,499)	(3,211,915)
Sale of loan portfolio - loss allowance	(134,655)	(361,380)
Sale of loan portfolio - cash	(282,627)	(113,460)
Gain or loss on sale portfolio	86	3,331
Discontinued operations			1,675,137
Loss of control in subsidiary			(77,434,601)
FX and other movements	4,745,341	(7,406,752)	6,036,267
Financial assets at end of period	200,136,125	186,203,770	188,313,361
Financial assets at amortised cost, category [member] | Loans to corporate entities [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	102,145,802
Financial assets at end of period	110,756,010	102,145,802
Financial assets at amortised cost, category [member] | Loans to corporate entities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	107,440,424
Financial assets at end of period	116,119,698	107,440,424
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	101,753,217
Financial assets at end of period	110,051,750	101,753,217
Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	107,047,817	104,775,099	122,027,804
New financial assets originated or purchased	81,563,112	77,509,567	78,320,455
Financial assets that have been paid	(75,879,262)	(71,469,411)	(67,255,879)
Net remeasurement of amortized cost and other receivables	332,169	3,086,433	1,488,843
Write-offs	(1,219,830)	(667,993)	(746,163)
Sale of loan portfolio - loss allowance	(94,960)	(194,305)
Sale of loan portfolio - cash	(22,804)	(78,613)
Gain or loss on sale portfolio	5,633	(7,415)
Discontinued operations			2,678,679
Loss of control in subsidiary			(36,433,272)
FX and other movements	3,682,768	(5,905,545)	4,694,632
Financial assets at end of period	115,414,643	107,047,817	104,775,099
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	392,585
Financial assets at end of period	704,260	392,585
Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	392,607	5,967,743	3,218,433
New financial assets originated or purchased	415,418	206,661	23,119,917
Financial assets that have been paid	(141,132)	(6,003,176)	(18,982,865)
Net remeasurement of amortized cost and other receivables	1,870	(1,391)	84,916
Discontinued operations			249
Loss of control in subsidiary			(1,442,427)
FX and other movements	36,292	222,770	(30,480)
Financial assets at end of period	705,055	392,607	5,967,743
Financial assets at amortised cost, category [member] | Loans to consumers [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	55,692,165
Financial assets at end of period	57,810,307	55,692,165
Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	59,999,611	59,419,444	76,889,145
New financial assets originated or purchased	35,186,075	39,018,954	36,243,274
Financial assets that have been paid	(30,076,000)	(32,518,213)	(25,911,661)
Net remeasurement of amortized cost and other receivables	513,376	(1,380,933)	(37,897)
Write-offs	(4,179,687)	(3,433,244)	(2,343,238)
Sale of loan portfolio - loss allowance	(10,064)	(167,075)
Sale of loan portfolio - cash	(1,658)	(34,847)
Gain or loss on sale portfolio	(5,547)	10,746
Discontinued operations			597,849
Loss of control in subsidiary			(26,721,679)
FX and other movements	550,219	(915,221)	703,651
Financial assets at end of period	61,976,325	59,999,611	59,419,444
Financial assets at amortised cost, category [member] | Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	18,106,219
Financial assets at end of period	21,562,412	18,106,219
Financial assets at amortised cost, category [member] | Mortgages [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	18,486,206	17,883,355	29,120,316
New financial assets originated or purchased	5,507,847	5,760,723	4,774,892
Financial assets that have been paid	(2,524,151)	(4,399,685)	(2,191,978)
Net remeasurement of amortized cost and other receivables	165,817	101,603	(7,610)
Write-offs	(76,054)	(51,034)	(41,866)
Discontinued operations			(1,601,640)
Loss of control in subsidiary			(12,837,223)
FX and other movements	476,062	(808,756)	668,464
Financial assets at end of period	22,035,727	18,486,206	17,883,355
Financial assets at amortised cost, category [member] | Microcredit [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	223,869
Financial assets at end of period	757	223,869
Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	277,529	267,720	317,739
New financial assets originated or purchased	404,346	257,341	219,317
Financial assets that have been paid	(374,186)	(208,040)	(207,998)
Net remeasurement of amortized cost and other receivables	(4,325)	(15,264)	19,310
Write-offs	(11,193)	(24,228)	(80,648)
Sale of loan portfolio - loss allowance	(29,631)
Sale of loan portfolio - cash	(258,165)
Financial assets at end of period	4,375	277,529	267,720
Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	22,171,973
Financial assets at end of period	24,138,538	22,171,973
Financial assets at amortised cost, category [member] | Other accounts receivable, simplified approach | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	6,152,455
Financial assets at end of period	6,400,933	6,152,455
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	23,326,776
Financial assets at end of period	27,050,198	23,326,776
Debt securities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	40,438,606
Financial assets at end of period	49,697,404	40,438,606
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	164,524,561	164,906,023	190,819,121
Transfer from stage 1 to stage 2	(9,506,321)	(10,951,993)	(8,276,152)
Transfer from stage 1 to stage 3	(2,324,339)	(2,059,976)	(1,659,371)
Transfer from stage 2 to stage 1	4,633,197	9,137,025	8,288,205
Transfer from stage 3 to stage 1	488,967	509,414	367,294
New financial assets originated or purchased	114,075,745	111,919,244	138,932,725
Financial assets that have been paid	(98,949,745)	(103,065,373)	(104,212,015)
Net remeasurement of amortized cost and other receivables	257,686	841,002	(1,008,007)
Write-offs	(68,315)	(114,019)	(131,245)
Sale of loan portfolio - loss allowance	(3,063)	(2,369)
Sale of loan portfolio - cash	(218,936)
Gain or loss on sale portfolio	(20)
Discontinued operations			4,985,907
Loss of control in subsidiary			(68,298,203)
FX and other movements	4,287,114	(6,594,417)	5,097,764
Financial assets at end of period	177,196,531	164,524,561	164,906,023
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	94,328,300	89,958,234	100,858,380
Transfer from stage 1 to stage 2	(3,045,688)	(3,831,869)	(3,412,530)
Transfer from stage 1 to stage 3	(1,417,659)	(979,725)	(1,183,677)
Transfer from stage 2 to stage 1	1,717,607	4,428,540	3,502,330
Transfer from stage 3 to stage 1	193,628	216,849	152,800
New financial assets originated or purchased	78,072,653	75,428,991	76,419,265
Financial assets that have been paid	(71,077,047)	(66,409,339)	(60,407,178)
Net remeasurement of amortized cost and other receivables	(148,997)	781,835	(180,790)
Write-offs	(4,539)	(3,303)	(2,985)
Discontinued operations			3,560,936
Loss of control in subsidiary			(33,537,080)
FX and other movements	3,309,647	(5,261,913)	4,188,763
Financial assets at end of period	101,927,905	94,328,300	89,958,234
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	392,607	5,967,742	3,218,433
New financial assets originated or purchased	415,418	206,661	23,119,916
Financial assets that have been paid	(141,132)	(6,003,176)	(18,982,865)
Net remeasurement of amortized cost and other receivables	1,870	(1,390)	84,916
Discontinued operations			249
Loss of control in subsidiary			(1,442,427)
FX and other movements	36,292	222,770	(30,480)
Financial assets at end of period	705,055	392,607	5,967,742
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	52,856,109	52,529,128	63,811,740
Transfer from stage 1 to stage 2	(4,910,035)	(5,701,009)	(3,939,985)
Transfer from stage 1 to stage 3	(855,865)	(1,029,073)	(456,120)
Transfer from stage 2 to stage 1	1,875,510	3,616,500	2,810,585
Transfer from stage 3 to stage 1	204,521	212,519	146,229
New financial assets originated or purchased	29,868,948	32,474,641	34,459,205
Financial assets that have been paid	(25,133,605)	(28,331,264)	(22,753,127)
Net remeasurement of amortized cost and other receivables	301,843	20,995	(788,200)
Write-offs	(41,956)	(101,945)	(125,994)
Sale of loan portfolio - loss allowance	(21)	(2,369)
Sale of loan portfolio - cash	(5)
Gain or loss on sale portfolio	(20)
Discontinued operations			1,156,225
Loss of control in subsidiary			(22,340,862)
FX and other movements	523,841	(832,014)	549,432
Financial assets at end of period	54,689,265	52,856,109	52,529,128
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	16,720,997	16,226,428	22,743,149
Transfer from stage 1 to stage 2	(1,532,164)	(1,382,946)	(896,435)
Transfer from stage 1 to stage 3	(45,518)	(40,569)	(13,682)
Transfer from stage 2 to stage 1	1,036,878	1,082,759	1,954,180
Transfer from stage 3 to stage 1	90,665	79,530	67,285
New financial assets originated or purchased	5,389,136	3,594,678	4,715,113
Financial assets that have been paid	(2,280,710)	(2,142,766)	(1,891,256)
Net remeasurement of amortized cost and other receivables	98,729	35,508	(130,620)
Write-offs	(21,818)	(8,365)	(2,018)
Discontinued operations			268,497
Loss of control in subsidiary			(10,977,834)
FX and other movements	417,334	(723,260)	390,049
Financial assets at end of period	19,873,529	16,720,997	16,226,428
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	226,548	224,491	187,419
Transfer from stage 1 to stage 2	(18,434)	(36,169)	(27,202)
Transfer from stage 1 to stage 3	(5,297)	(10,609)	(5,892)
Transfer from stage 2 to stage 1	3,202	9,226	21,110
Transfer from stage 3 to stage 1	153	516	980
New financial assets originated or purchased	329,590	214,273	219,226
Financial assets that have been paid	(317,251)	(178,828)	(177,589)
Net remeasurement of amortized cost and other receivables	4,241	4,054	6,687
Write-offs	(2)	(406)	(248)
Sale of loan portfolio - loss allowance	(3,042)
Sale of loan portfolio - cash	(218,931)
Financial assets at end of period	777	226,548	224,491
12-month expected credit losses [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	15,713,547
Financial assets at end of period	17,460,928	15,713,547
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,114,047	11,774,908	26,898,573
Transfer from stage 1 to stage 2	9,506,321	10,951,993	8,276,152
Transfer from stage 2 to stage 3	(3,841,435)	(3,372,104)	(2,939,477)
Transfer from stage 2 to stage 1	(4,633,197)	(9,137,025)	(8,288,205)
Transfer from stage 3 to stage 2	717,343	865,781	646,995
Transfer from stage 3 to stage 1		11,192
New financial assets originated or purchased	2,713,749	2,583,927	2,450,770
Financial assets that have been paid	(3,690,211)	(3,798,676)	(6,284,621)
Net remeasurement of amortized cost and other receivables	(151,844)	164,973	213,598
Write-offs	(412,365)	(540,280)	(404,857)
Sale of loan portfolio - loss allowance	(793)	(1,809)
Sale of loan portfolio - cash	(12,540)	(694)
Gain or loss on sale portfolio	(558)	(59)
Discontinued operations			(1,228,725)
Loss of control in subsidiary			(8,288,834)
FX and other movements	210,057	(388,080)	723,539
Financial assets at end of period	9,518,574	9,114,047	11,774,908
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	3,530,534	5,672,094	11,747,975
Transfer from stage 1 to stage 2	3,045,688	3,831,869	3,412,530
Transfer from stage 2 to stage 3	(1,317,836)	(986,422)	(1,259,406)
Transfer from stage 2 to stage 1	(1,717,607)	(4,428,540)	(3,502,330)
Transfer from stage 3 to stage 2	327,186	327,479	311,858
New financial assets originated or purchased	1,151,662	924,475	1,177,731
Financial assets that have been paid	(1,565,432)	(1,587,486)	(3,742,642)
Net remeasurement of amortized cost and other receivables	(122,254)	18,893	102,831
Write-offs	(3,780)	(2,131)	(2,622)
Discontinued operations			71,257
Loss of control in subsidiary			(2,931,541)
FX and other movements	136,089	(239,697)	286,453
Financial assets at end of period	3,464,250	3,530,534	5,672,094
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	4,408,775	4,928,963	9,828,726
Transfer from stage 1 to stage 2	4,910,035	5,701,009	3,939,985
Transfer from stage 2 to stage 3	(2,127,198)	(2,089,300)	(1,433,947)
Transfer from stage 2 to stage 1	(1,875,510)	(3,616,500)	(2,810,585)
Transfer from stage 3 to stage 2	291,914	469,333	258,837
Transfer from stage 3 to stage 1		11,192
New financial assets originated or purchased	1,482,560	1,586,439	1,219,507
Financial assets that have been paid	(1,989,366)	(2,095,326)	(2,332,167)
Net remeasurement of amortized cost and other receivables	(42,975)	126,837	69,133
Write-offs	(395,579)	(533,321)	(396,404)
Sale of loan portfolio - loss allowance	(602)	(1,809)
Sale of loan portfolio - cash	(143)	(694)
Gain or loss on sale portfolio	(558)	(59)
Discontinued operations			(80,679)
Loss of control in subsidiary			(3,498,287)
FX and other movements	25,899	(77,989)	164,844
Financial assets at end of period	4,687,252	4,408,775	4,928,963
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	1,160,785	1,159,795	5,278,510
Transfer from stage 1 to stage 2	1,532,164	1,382,946	896,435
Transfer from stage 2 to stage 3	(381,561)	(271,352)	(219,362)
Transfer from stage 2 to stage 1	(1,036,878)	(1,082,759)	(1,954,180)
Transfer from stage 3 to stage 2	96,914	66,023	72,617
New financial assets originated or purchased	63,254	71,626	53,475
Financial assets that have been paid	(116,394)	(109,535)	(197,058)
Net remeasurement of amortized cost and other receivables	13,250	18,036	39,252
Write-offs	(12,570)	(3,601)	(3,827)
Discontinued operations			(1,219,303)
Loss of control in subsidiary			(1,859,006)
FX and other movements	48,069	(70,394)	272,242
Financial assets at end of period	1,367,033	1,160,785	1,159,795
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	13,953	14,056	43,362
Transfer from stage 1 to stage 2	18,434	36,169	27,202
Transfer from stage 2 to stage 3	(14,840)	(25,030)	(26,762)
Transfer from stage 2 to stage 1	(3,202)	(9,226)	(21,110)
Transfer from stage 3 to stage 2	1,329	2,946	3,683
New financial assets originated or purchased	16,273	1,387	57
Financial assets that have been paid	(19,019)	(6,329)	(12,754)
Net remeasurement of amortized cost and other receivables	135	1,207	2,382
Write-offs	(436)	(1,227)	(2,004)
Sale of loan portfolio - loss allowance	(191)
Sale of loan portfolio - cash	(12,397)
Financial assets at end of period	39	13,953	14,056
Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	119,607
Financial assets at end of period	130,745	119,607
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loan portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	12,565,162	11,632,430	13,855,743
Transfer from stage 1 to stage 3	2,324,339	2,059,976	1,659,371
Transfer from stage 2 to stage 3	3,841,435	3,372,104	2,939,477
Transfer from stage 3 to stage 2	(717,343)	(865,781)	(646,995)
Transfer from stage 3 to stage 1	(488,967)	(520,606)	(367,294)
New financial assets originated or purchased	6,287,304	8,250,075	1,294,360
Financial assets that have been paid	(6,354,775)	(7,734,476)	(4,053,745)
Net remeasurement of amortized cost and other receivables	903,065	784,473	2,341,971
Write-offs	(5,006,084)	(3,522,200)	(2,675,813)
Sale of loan portfolio - loss allowance	(130,799)	(357,202)
Sale of loan portfolio - cash	(51,151)	(112,766)
Gain or loss on sale portfolio	664	3,390
Discontinued operations			(2,082,045)
Loss of control in subsidiary			(847,564)
FX and other movements	248,170	(424,255)	214,964
Financial assets at end of period	13,421,020	12,565,162	11,632,430
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Commercial lending portfolio [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	9,188,983	9,144,771	9,421,449
Transfer from stage 1 to stage 3	1,417,659	979,725	1,183,677
Transfer from stage 2 to stage 3	1,317,836	986,422	1,259,406
Transfer from stage 3 to stage 2	(327,186)	(327,479)	(311,858)
Transfer from stage 3 to stage 1	(193,628)	(216,849)	(152,800)
New financial assets originated or purchased	2,338,797	1,156,101	723,459
Financial assets that have been paid	(3,236,783)	(3,472,586)	(3,106,059)
Net remeasurement of amortized cost and other receivables	603,420	2,285,705	1,566,802
Write-offs	(1,211,511)	(662,559)	(740,556)
Sale of loan portfolio - loss allowance	(94,960)	(194,305)
Sale of loan portfolio - cash	(22,804)	(78,613)
Gain or loss on sale portfolio	5,633	(7,415)
Discontinued operations			(953,514)
Loss of control in subsidiary			35,349
FX and other movements	237,032	(403,935)	219,416
Financial assets at end of period	10,022,488	9,188,983	9,144,771
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Interbank and overnight funds [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period		1
New financial assets originated or purchased			1
Net remeasurement of amortized cost and other receivables		(1)
Financial assets at end of period			1
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Loans to consumers [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	2,734,727	1,961,353	3,248,679
Transfer from stage 1 to stage 3	855,865	1,029,073	456,120
Transfer from stage 2 to stage 3	2,127,198	2,089,300	1,433,947
Transfer from stage 3 to stage 2	(291,914)	(469,333)	(258,837)
Transfer from stage 3 to stage 1	(204,521)	(223,711)	(146,229)
New financial assets originated or purchased	3,834,567	4,957,874	564,562
Financial assets that have been paid	(2,953,029)	(2,091,623)	(826,367)
Net remeasurement of amortized cost and other receivables	254,508	(1,528,765)	681,170
Write-offs	(3,742,152)	(2,797,978)	(1,820,840)
Sale of loan portfolio - loss allowance	(9,441)	(162,897)
Sale of loan portfolio - cash	(1,510)	(34,153)
Gain or loss on sale portfolio	(4,969)	10,805
Discontinued operations			(477,697)
Loss of control in subsidiary			(882,530)
FX and other movements	479	(5,218)	(10,625)
Financial assets at end of period	2,599,808	2,734,727	1,961,353
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Mortgages [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	604,424	497,132	1,098,657
Transfer from stage 1 to stage 3	45,518	40,569	13,682
Transfer from stage 2 to stage 3	381,561	271,352	219,362
Transfer from stage 3 to stage 2	(96,914)	(66,023)	(72,617)
Transfer from stage 3 to stage 1	(90,665)	(79,530)	(67,285)
New financial assets originated or purchased	55,457	2,094,419	6,304
Financial assets that have been paid	(127,047)	(2,147,384)	(103,664)
Net remeasurement of amortized cost and other receivables	53,838	48,059	83,758
Write-offs	(41,666)	(39,068)	(36,021)
Discontinued operations			(650,834)
Loss of control in subsidiary			(383)
FX and other movements	10,659	(15,102)	6,173
Financial assets at end of period	795,165	604,424	497,132
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Microcredit [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	37,028	29,173	86,958
Transfer from stage 1 to stage 3	5,297	10,609	5,892
Transfer from stage 2 to stage 3	14,840	25,030	26,762
Transfer from stage 3 to stage 2	(1,329)	(2,946)	(3,683)
Transfer from stage 3 to stage 1	(153)	(516)	(980)
New financial assets originated or purchased	58,483	41,681	34
Financial assets that have been paid	(37,916)	(22,883)	(17,655)
Net remeasurement of amortized cost and other receivables	(8,701)	(20,525)	10,241
Write-offs	(10,755)	(22,595)	(78,396)
Sale of loan portfolio - loss allowance	(26,398)
Sale of loan portfolio - cash	(26,837)
Financial assets at end of period	3,559	37,028	$ 29,173
Lifetime expected credit losses [member] | Financial instruments credit-impaired [member] | Financial assets at amortised cost, category [member] | Other accounts receivable at amortized cost [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	186,364
Financial assets at end of period	$ 145,932	$ 186,364